Segment Reporting	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are wholesale, retail and contract manufacturing. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

	Wholesale			Retail			Subcontracting
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
By business	2021	2020	2019	2021	2020	2019	2021	2020	2019
Sales to external customers	4,593,325	8,366,144	10,308,309	367,367	446,834	571,403	-	727,797	5,585,850
Segment revenue	4,593,325	8,366,144	10,308,309	367,367	446,834	571,403	-	727,797	5,585,850
Segment gross margins/(loss)	680,241	2,053,266	3,268,945	74,701	175,632	319,706	-	102,955	2,162,393
Reconciling items	-	-	-	-	-	-	-	-	-
Profit/(loss) before tax	-	-	-	-	-	-	-	-	-
Income tax income/(expense)	-	-	-	-	-	-	-	-	-
Profit/(loss) for the year	-	-	-	-	-	-	-	-	-

	Travel service			Cross-board business			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
By business	2021	2020	2019	2021	2020	2019	2021	2020	2019
Sales to external customers	51,818,166	991,929	-	2,222,782	343,445	-	59,001,641	10,876,149	16,465,562
Segment revenue	51,818,166	991,929	-	2,222,782	343,445	-	59,001,641	10,876,149	16,465,562
Segment gross margins/(loss)	541,889	96,577	-	305,822	69,988	-	1,579,827	2,498,418	5,751,043
Reconciling items	-	-	-	-	-	-	(21,326,211)	(9,722,659)	(5,412,858)
Profit/(loss) before tax	-	-	-	-	-	-	(19,746,384)	(7,224,241)	338,185
Income tax income/(expense)	-	-	-	-	-	-	(17,469,099)	1,556,824	(442,590)
Profit/(loss) for the year	-	-	-	-	-	-	(37,215,483)	(5,667,417)	(104,405)

	As of December 31, 2021
	Wholesale and Retail	Subcontracting	Travel service	cross-board products	Unallocated	Consolidated
Current assets	18,640,119	2,610,448	450,129	2,809,431	(283,630)	24,226,497
Non-current assets	2,410,407	8,111,375	674	3,345,469	-	13,867,925
Total assets	21,050,526	10,721,823	450,803	6,154,900	(283,630)	38,094,422

Current liabilities	3,384,019	1,481,508	303,749	424,534	1,628,272	7,222,082
Total liabilities	3,384,019	1,481,508	303,749	424,534	1,628,272	7,222,082

	As of December 31, 2020
	Wholesale and Retail	Subcontracting	Travel service	cross-board products	Unallocated	Consolidated
Current assets	25,905,492	3,448,586	528,955	854,843	720,524	31,458,400
Non-current assets	11,924,761	19,092,258	-	-	-	31,017,019
Total assets	37,830,253	22,540,844	528,955	854,843	720,524	62,475,419

Current liabilities	3,436,210	1,462,327	245,607	381,876	2,417,737	7,943,757
Total liabilities	3,436,210	1,462,327	245,607	381,876	2,417,737	7,943,757

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	Year ended December 31,
	2021	2020	2019
Customer A	41,767,780	-	-
Customer B	9,439,831	-	-
Total revenue	59,001,641	8,812,979	10,308,309

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2021	2020	2019
Supplier A	-	354,710	1,270,597
Supplier B	-	483,879	2,325,926
Supplier C	-	-	504,779
Supplier D	465,031	1,232,219	1,212,778
Supplier E	593,800	1,215,155	869,365
Supplier F	-	-	1,222,864
Supplier G	650,093	1,239,805	-
Supplier H	9,586,155	-	-
Supplier I	15,551,014	-	-
Other suppliers	30,071,756	4,862,755	62,948
	56,917,850	9,388,523	7,469,257